STOCK BASED COMPENSATION (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Subsidiary, Sale of Stock [Line Items]
Stock-based compensation expense	$ 270,900	$ 478,577	$ 478,580	$ 1,124,488
Employee Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Stock-based compensation expense		476,000	476,002	290,100
Non Employee Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Stock-based compensation expense	$ 270,900	$ 2,577	$ 2,578	$ 834,388